Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	0.00%	0.10%	0.10%	0.10%
Operating Loss Carryforwards					$ 160.5	$ 139.4
Unrecognized tax benefits					$ 0.0	$ 1.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ 8.3	$ 10.5
Foreign Tax Jurisdiction
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards					17.7
Fiscal Years 2032
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards					51.6
Indefinite
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards					$ 108.9
Maximum
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	1.00%	1.00%	1.00%	1.00%